Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Continuing operations
Revenue	$ 20,742	$ 20,526	$ 43,129
Other income	170	123	247
Expenses excluding net finance costs	(13,695)	(13,697)	(27,527)
Profit from equity accounted investments, related impairments and expenses	116	213	147
Profit from operations	7,333	7,165	15,996
Financial expenses	(772)	(737)	(1,567)
Financial income	239	79	322
Net finance costs	(533)	(658)	(1,245)
Profit before taxation	6,800	6,507	14,751
Income tax expense	(2,224)	(4,057)	(6,879)
Royalty-related taxation (net of income tax benefit)	(134)	(44)	(128)
Total taxation expense	(2,358)	(4,101)	(7,007)
Profit after taxation from Continuing operations	4,442	2,406	7,744
Discontinued operations
(Loss)/profit after taxation from Discontinued operations	(293)	168	(2,921)
Profit after taxation from Continuing and Discontinued operations	4,149	2,574	4,823
Attributable to non-controlling interests	385	559	1,118
Attributable to BHP shareholders	$ 3,764	$ 2,015	$ 3,705
Basic earnings per ordinary share (cents)	$ 0.710	$ 0.379	$ 0.696
Diluted earnings per ordinary share (cents)	0.708	0.377	0.694
Basic earnings from Continuing operations per ordinary share (cents)	0.766	0.351	1.250
Diluted earnings from Continuing operations per ordinary share (cents)	$ 0.764	$ 0.350	$ 1.246